Summary of Significant Accounting Policies (FY) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loss per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	7,829,364	6,764,177	6,837,448	5,857,926	4,902,451
Accounting Standards Adopted [Abstract]
Tax benefit			$ (2,586,057)	$ (1,845,986)	$ (1,107,405)
Maximum [Member]
Property and Equipment [Abstract]
Estimated useful lives of property and equipment			5 years
Minimum [Member]
Property and Equipment [Abstract]
Estimated useful lives of property and equipment			3 years
Stock Options to Purchase Common Stock [Member]
Net Loss per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	7,149,374	6,387,495	6,462,795	5,316,511	4,302,267
Warrants [Member]
Net Loss per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	78,596	376,682
Warrants to Purchase Common Stock [Member]
Net Loss per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)			374,653	541,415	600,184
ASU 2016 - 09 [Member]
Accounting Standards Adopted [Abstract]
Tax benefit	$ (84,786)		$ (84,786)